Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in United States dollars
b.	Financial statements in United States dollars:

The currency of the primary economic environment in which the operations of Sapiens and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of Sapiens and certain subsidiaries.

Sapiens and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries, whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in equity.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Non-controlling interests of subsidiaries represent the non-controlling shareholders' share of the total comprehensive income (loss) of the subsidiaries and fair value of the net assets upon the acquisition of the subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company.

Redeemable non-controlling interests are classified as mezzanine equity, separate from permanent equity, on the consolidated balance sheets and measured at each reporting period at the higher of their redemption amount or the non-controlling interest book value, in accordance with the requirements of Accounting Standards Codification ("ASC") 810 "Consolidation" and ASC 480-10-S99-3A, "Distinguishing Liabilities from Equity".

In August 1, 2014, the Company completed the acquisition of all of the outstanding shares of Knowledge Partners International (KPI), a pioneer and recognized leader in decision management consultancy, services and training, in consideration of $ 2,380. According to the agreement, the sellers had the right to sell their minority interests to the Company 48 months following the acquisition date, and the Company had a corresponding call option. Since the mutual option expired on August 2018, the Company reclassified the redeemable non-controlling interests associated with the aforementioned option into permanent equity.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash, with original maturities of three months or less at acquisition.
Property and equipment, net
e.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	20 - 33
Office furniture and equipment	6 - 33
Buildings	2.5

Leasehold improvements are amortized using the straight-line method over the term of the lease (including option terms that are deemed to be reasonably assured) or the estimated useful life of the improvements, whichever is shorter.

Research and development costs
g.	Research and development costs:

Research and development costs incurred in the process of software production before establishment of technological feasibility are charged to expenses as incurred. Costs incurred to develop software to be sold are capitalized after technological feasibility is established in accordance with ASC 985-20, “Software - Costs of Software to be Sold

Leased, or Marketed”. Based on the Company’s product development process, technological feasibility is established upon completion of a detailed program design.

Costs incurred by the Company between completion of the detailed program design and the point at which the product is ready for general release, have been capitalized.

Capitalized software development costs are amortized by the straight-line method over the estimated useful life of the software products (primarily seven years).

Business combinations
h.	Business combinations:

The Company accounts for its business acquisitions in accordance with Accounting Standards Codification ASC No. 805, "Business Combinations". The Company uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the business combination date. The total purchase price allocated to the tangible assets acquired is assigned based on the fair values as of the date of the acquisition.

Other intangible assets, net
i.	Other intangible assets, net:

Technology and patents acquired are amortized over their estimated useful life on a straight-line basis. The acquired customer relationships are amortized over their estimated useful lives in proportion to the economic benefits realized or the straight-line method. The weighted average annual rates for other intangible assets are as follows:

%

Technology	13 - 26
Customer relationships	7 - 23
Patent	10

Impairment of long-lived assets
j.	Impairment of long-lived assets:

The Company's long-lived assets and identifiable intangibles that are subject to amortization are reviewed for impairment in accordance with ASC 360 "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During 2016, 2017 and 2018, no impairment losses have been identified.

Goodwill

k.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350,"Intangibles- Goodwill and Other" ("ASC 350"), goodwill is subject to an annual impairment test at December 31 of each year or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. The Company operates in four reporting units: Emerge, L&A, Decision and P&C.

The Company applied the provisions of ASC 350 for the Company's annual impairment test. Under the provisions, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. During 2016, 2017 and 2018, no impairment losses have been identified.

Revenue recognition
l.	Revenue recognition:

Effective as of January 1, 2018, the Company implements the provisions of Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). See Note 16 for further disclosures required under ASC 606.

Revenues are recognized when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services.

The Company determines revenue recognition through the following steps:

-	identification of the contract with a customer;
-	identification of the performance obligations in the contract;
-	determination of the transaction price;
-	allocation of the transaction price to the performance obligations in the contract; and
-	recognition of revenue when, or as, the Company satisfies a performance obligation.

Most of the Company’s contracts with customers contain multiple performance obligations. For these contracts, the Company accounts for individual performance obligations separately, if they are distinct.

On most occasions, the Company generates revenues from sales of software licenses which include significant implementation services. Such software licenses and implementation services are not considered distinct performance obligations, and are accounted for as combined performance obligations. In addition, the Company generates revenues from post implementation consulting services and maintenance services.

Revenues from contracts (either fixed price or Time and Materials (T&M)) that involve significant implementation, customization, or integration of the Company’s software license to customer-specific requirements are performance obligations that are satisfied over time. The underlying deliverable is owned and controlled by the customer, and does not create an asset with an alternative use to the Company. In addition, the entity has enforceable right to payment for performance completed to date. Accordingly, the Company recognizes revenue on such contracts over time, using the percentage of completion accounting method. The Company recognizes revenue and gross profit as the work is performed, based on a ratio between actual costs incurred compared to the total estimated costs for the contract. Provisions for estimated losses on uncompleted contracts are made during the period in which such losses become probable, in the amount of the estimated loss on the entire contract.

When post implementation and consulting services do not involve significant customization, the Company accounts for such services as performance obligations satisfied over time, and revenues are recognized as the services are provided.

When the Company enters into a contract for the sale of software license which does not require significant implementation services, and the customer receives the rights to use the perpetual or term-based software license, the Company recognizes revenue from the sale of the software license at the time of delivery, when the customer receives control of the software license. The software license is considered a distinct performance obligation, as the customer can benefit from the software on its own.

The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. Standalone selling prices of software license are estimated using the residual approach, due to the lack of selling software licenses on a standalone basis. Standalone selling prices of services are determined by considering several external and internal factors including, but not limited to, transactions where the specific performance obligation is sold separately.

In addition to software license fees, contracts with customers may contain an agreement to provide for maintenance services. The Company considers the maintenance performance obligation as a distinct performance obligation that is satisfied over time, and recognized on a straight-line basis over the contractual period.

Sales commissions are considered incremental and recoverable costs of obtaining a contract with a customer. Sales commissions paid for initial contracts, which are not commensurate with sales commissions paid for renewal contracts, are capitalized and amortized over an expected period of benefit. Sales commissions on initial contracts, which are commensurate with sales commissions paid for renewal contracts, are capitalized and then amortized correspondingly to the recognized revenue of the related initial contracts. Sales commissions for renewal contracts are capitalized and then amortized on a straight line basis over the related contractual renewal period. If the expected amortization period is one-year or less, the commission fee is expensed as incurred. Amortization expense related to these costs are included in sales and marketing expenses. As of December 31, 2018, the deferred contract costs are $684 and the amortization expense for the year ended December 31, 2018 was $509.

Income taxes
m.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the asset and liability method, whereby deferred tax asset and liability account balances are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company classifies interest as financial expenses and penalties as selling, marketing, general and administrative expenses.

Concentrations of credit risks
n.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, and foreign currency derivative contracts.

The Company’s cash and cash equivalents are invested in bank deposits mainly in dollars and NIS. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these banks deposits may be redeemed upon demand and therefore bear minimal risk.

The Company’s trade receivables are generally derived from sales to large and solid organizations located mainly in North America, Europe, Asia Pacific and South Africa.

The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. In certain circumstances, the Company may require prepayment.

An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. Provisions for doubtful accounts are recorded in selling, marketing, general and administrative expenses.

The Company entered into forward contracts, and option contracts intended to protect against the increase in value of forecasted non-dollar currency cash flows. The derivative instruments hedge a portion of the Company’s non-dollar currency exposure.

No off-balance sheet concentrations of credit risk exist.

Accrued severance pay and retirement plans
o.	Accrued severance pay and retirement plans:

The Company’s liability for severance pay for its Israeli employees is calculated pursuant to Israel’s Severance Pay Law based on the most recent monthly salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month’s salary for each year of employment, or a portion thereof. The Company’s liability is fully provided by monthly deposits with insurance policies and severance pay funds and by an accrual.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel’s Severance Pay Law or employment agreements. The value of the deposited funds is based on the cash surrendered value of these policies and recorded as an asset in the Company’s consolidated balance sheets.

In addition, the Company signed a collective agreement with certain employees, according to which the Company’s contributions for severance pay shall be in lieu of severance compensation and that upon release of the policy to the employee, no additional payments shall be made by the Company to the employee. Generally, the Company, under its sole discretion, pays to these employees the entire liability, irrespective of the collective agreement described per above. Therefore, the net obligation related to those employees is stated on the balance sheet as accrued severance pay.

The Company’s agreements with certain employees in Israel are in accordance with Section 14 of the Severance Pay Law, 1963, whereas, the Company’s contributions for severance pay shall be in lieu of its severance liability. Upon contribution of the full amount of the employee’s monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter to severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance expense for the years 2016, 2017 and 2018 amounted to $4,094, $4,346 and $4,542, respectively.

The Company has a 401(k) retirement savings plan for most of its U.S. employees. Each eligible employee may elect to contribute a portion of its employee’s compensation to the plan. The Company has a discretionary employer match. In 2018, this match ranges from 1-3% if an employee contributed between 2-6%.

Basic and diluted net earnings per share
p.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of common shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of common shares outstanding during each year plus dilutive potential equivalent common shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

Stock-based compensation

q.	Stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC 718"), which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of income.

The Company uses the Binomial Lattice ("Binomial model") option-pricing model to estimate the fair value for any options granted. The Binomial model takes into account variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

Stock-based compensation cost is measured at the grant date, based on the fair value of the award. The Company recognizes compensation expense for the value of its awards, which have graded vesting, based on the straight-line basis over the requisite service period of the award, net of estimated forfeitures.

The fair value of each option granted in 2016, 2017 and 2018 using the Binomial model, was estimated on the date of grant with the following assumptions:

	Year ended December 31,
	2016	2017	2018
Contractual life	6 years	6 years	6 years
Expected exercise factor	2-2.8	2-2.8	2-2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	34.9%-42.4%	28.9%-34.2%	30%-31.7%
Risk-free interest rate	1.3%-1.7%	1.8%-2.1%	2.6%-3.1%

The risk-free interest rate assumption is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term as of the Company's employee stock options. Since dividend payment is applied to reduce the exercise price of the option, the effect of the dividend protection is reflected by using an expected dividend assumption of zero.

The expected life of options granted is derived from the output of the option valuation model and represents the period of time the options are expected to be outstanding. The expected exercise factor is based on industry acceptable rates since no actual historical behavior by option holders exists. Expected volatility is based on the historical volatility of the Company.

Fair value of financial instruments
r.	Fair value of financial instruments:

ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Company measures its foreign currency derivative instruments at fair value.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The carrying amounts of cash and cash equivalents, accounts receivable, and accounts payable approximate fair value due to the short-term maturities of such instruments.

Derivatives and hedging
s.	Derivatives and hedging:

The Company enters into option contracts and forward contracts to hedge certain transactions denominated in foreign currencies. The purpose of the Company’s foreign currency hedging activities is to protect the Company from risk that the eventual dollar cash flows from international activities will be adversely affected by changes in the exchange rates. The Company’s option and forward contracts do not qualify as hedging instruments under ASC 815, “Derivatives and hedging”. Changes in the fair value of option strategies are reflected in the consolidated statements of income as financial income or expense.

In 2016, 2017 and 2018, the Company entered into option contracts in the notional amounts of $26,336, $31,111 and $40,871, respectively, and in 2016, 2017 and 2018 the Company entered into forward contracts in the notional amounts of $17,668, $9,600 and $17,731, respectively, in order to protect against foreign currency fluctuations.

As of December 31, 2016, 2017 and 2018, the Company had outstanding options and forward contracts, in the notional amount of $0, $0 and $4,950, respectively.

In 2016, 2017 and 2018, the Company recorded income (expense) of $849, ($300) and $(869) respectively, with respect to the above transactions, presented in the statements of income as financial income.

Treasury shares
t.	Treasury shares:
Repurchased common shares are held as treasury shares. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.
Comprehensive income (loss)

u.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders.

The components of accumulated other comprehensive income (loss), of $528 and $(7,820) at December 31, 2017 and 2018, respectively, were comprised from foreign currency translation differences only.

Recently adopted accounting pronouncements
v.	Recently adopted accounting pronouncements:

In May 2014, the FASB issued ASU 2014-09 establishing Accounting Standards Codification (ASC) Topic 606, “Revenue from Contracts with Customers” (ASC 606). ASC 606 establishes a comprehensive new revenue recognition model designed to depict the transfer of goods or services to a customer in an amount that reflects the consideration the entity expects to be entitled to receive in exchange for those goods or services and requires significantly enhanced revenue disclosures. The Company adopted the standard effective January 1, 2018 using the modified retrospective method. Results for reporting periods beginning after January 1, 2018, were presented under Topic 606, while prior period amounts were not adjusted and were reported in accordance with the Company’s historic accounting practices, under legacy revenue recognition standards.

See Note 16 to the financial statements for further information regarding the initial application of ASC 606.

In August 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2016-15 “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments” (ASU 2016-15). ASU 2016-15 provides specific guidance on eight cash flow classification issues, including debt prepayment, payments of contingent liabilities as part of business combinations, or debt extinguishment costs and distributions received from equity method investees, to reduce diversity in practice. ASU 2016-15 is effective for interim and annual periods beginning after December 15, 2017. The Company adopted this standard during 2018, with no material impact on its financial statements.

As a result of the adoption of ASU 2016-15, the Company adjusted the previously reported consolidated statement of cash flows for the years ended December 31, 2017 as follows:

	Year Ended December 31, 2017
	As previously reported	Adjustments	As Adjusted
Net cash provided by financing activities	70,775	(766)	70,009
Net cash provided by operating activities	8,482	766	9,248

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash,” which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company retrospectively adopted ASU 2016-18 on January 1, 2018 and accordingly included restricted cash with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the consolidated statement of cash flows. Prior to adoption of this new guidance, the Company reported changes in restricted cash as cash flows from investing activities.

As a result of the adoption of ASU 2016-18, the Company adjusted the previously reported consolidated statement of cash flows for the years ended December 31, 2016 as follows:

	Year Ended December 31, 2016
	As previously reported	Adjustments	As Adjusted

Restricted cash, net	$1,393	$(1,393)	$-
Net cash used in investing activities	(8,317)	(1,393)	(9,710)
Increase in cash, cash equivalents and restricted cash	6,557	(1,393)	5,164
Cash, cash equivalents and restricted cash at the beginning of the year	54,351	1,393	55,744

In January 2017, FASB issued ASU 2017-01, Business Combinations (Topic 805) Clarifying the Definition of Business. ASU 2017-01 clarifies the definition of a business with the objective of adding standard to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The update to the standard is effective for interim and annual periods beginning after December 15, 2017, and applied prospectively. The Company adopted this standard during 2018, with no material impact on its financial statements.

In May 2017, the FASB issued ASU 2017-09, “Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting” (“ASU 2017-09”), which gives direction on which changes to the terms or conditions of share-based payment awards require an entity to apply modification accounting in Accounting Standard Codification (“ASC”) Topic 718. In general, entities will apply the modification accounting guidance if the value, vesting conditions or classification of the award changes. ASU 2017-09 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period.

The Company adopted this standard during 2018, with no material impact on its financial statements.

Recently issued accounting pronouncements
w.	Recently issued accounting pronouncements:

In February 2016, the FASB issued ASU 2016-02, “Leases” (Topic 842), whereby, lessees will be required to recognize for all leases at the commencement date a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset (“ROU”), which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new standard, lessor accounting is largely unchanged. A modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements must be applied. The modified retrospective approach would is not required applying the new standard to all leases existing at the date of initial application. ASU 2016-02 is effective for annual and interim periods beginning after December 15, 2018. The Company adopted this standard at January 1, 2019 (“the Transition Date”), using the modified retrospective approach. As permitted by the amended guidance, The Company elected to retain the original lease classification and historical accounting for existing or expired contracts of lessees and lessors so that we will not be required to reassess whether such contracts contain leases, the lease classification, or the initial direct costs. Additionally, the Company intends to elect an accounting policy, by class of underlying asset to combine, lease and non-lease components.

The Company expects the adoption of the standard to have a material impact on its consolidated balance sheets which will result in the recognition of ROU and lease liabilities of approximately $30,000 to $35,000 at the Transition Date. The most significant impact from recognition of ROU assets and lease liabilities relates to the Company’s leased office space. However, the Company does not anticipate that the adoption of this standard will have a material impact on the operating expenses in its consolidated statements of operations since the expense recognition under this new standard will be similar to current practice.

In June 2016, the FASB Issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The new standard requires financial assets measured at amortized cost be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The standard will be effective for the Company beginning January 1, 2020, with early adoption permitted. The Company is evaluating the impact of adopting this new accounting guidance on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04 (ASU 2017-04): Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 eliminates step two of the goodwill impairment test and specifies that goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. ASU 2017-04 is effective for annual or interim goodwill impairment tests performed in fiscal years beginning after December 15, 2019, and early adoption is permitted. The Company is evaluating the impact of adopting this new accounting guidance on its consolidated financial statements.

Reclassification
x.	Reclassification:
Certain amounts in the prior years' financial statements have been reclassified to conform to the current year's presentation.